CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and deposits in banks	$ 2,065,441	$ 1,452,922
Cash items in process of collection	353,757	668,145
Investments under resale agreements
Financial derivative contracts	3,100,635	2,238,647
Trading investments		485,736
Interbank loans, net		162,213
Loans and accounts receivable from customers, net		26,772,544
Available for sale investments		2,574,546
Financial assets held for trading	77,041
Loans and account receivable at amortised cost	29,331,001
Loans and account receivable at fair value through other comprehensive income	68,588
Debt instrument at fair value through other comprehensive income	2,394,323
Equity instruments at fair value through other comprehensive income	483
Investments in associates and other companies	32,003	27,585
Intangible assets	66,923	63,219
Property, plant, and equipment	253,586	242,547
Deferred taxes	397,515	371,091
Other assets	991,216	764,410
TOTAL ASSETS	39,132,512	35,823,605
LIABILITIES
Deposits and other demand liabilities	8,741,417	7,768,166
Cash items in process of being cleared	163,043	486,726
Obligations under repurchase agreements	48,545	268,061
Time deposits and other time liabilities	13,067,819	11,913,945
Financial derivative contracts	2,517,728	2,139,488
Interbank borrowings	1,788,626	1,698,357
Issued debt instruments	8,115,233	7,093,653
Other financial liabilities	215,400	242,030
Current taxes	8,093	6,435
Deferred taxes	15,470	9,663
Provisions	305,271	303,798
Other liabilities	900,407	745,363
TOTAL LIABILITIES	35,887,052	32,675,685
Attributable to the shareholders of the Bank:
Capital	891,303	891,303
Reserves	1,923,022	1,781,818
Valuation adjustments	11,353	(2,312)
Retained earnings
Retained earnings from prior years	(43,114)	41,267
Income for the year	595,333	562,801
Minus: Provision for mandatory dividends	(178,600)	(168,840)
Retained earnings	373,619	435,228
Attributable to the shareholders of the Bank	3,199,297	3,106,037
Non-controlling interest	46,163	41,883
TOTAL EQUITY	3,245,460	3,147,920
TOTAL LIABILITIES AND EQUITY	$ 39,132,512	$ 35,823,605